Employee Compensation – Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2021
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Employee Compensation - Pension and Other Employee Future Benefits
Note 21: Employee Compensation – Pension and Other Employee Future Benefits
Pension and Other Employee Future Benefit Plans
We sponsor a number of arrangements globally that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.
Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in employee compensation expense, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to our employees. The costs of these plans, recorded in employee compensation expense, are equal to our contributions to the plans
.
Effective December 31, 2020, the primary defined benefit pension plan for employees in Canada was closed to new employees hired after that date. Employees hired or transferred to BMO Canada on or after January 1, 2021 are eligible to participate in a defined contribution pension plan once they have completed the waiting period of six months of continuous service.
We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.
Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.
Investment Policy
The defined benefit pension plans are administered under a defined governance structure, with oversight resting with the Board of Directors.
The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and in managing risk. Over the past several years, we have implemented a liability-driven investment strategy for the primary Canadian plan to enhance risk-adjusted returns while reducing the plan’s surplus volatility. This strategy has reduced the impact of the plan on our regulatory capital.
The plans invest in asset classes that include equities, fixed income and alternative strategies, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.
Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2021	Actual 2021	Actual 2020
Equities	20% – 40%	30%	30%
Fixed income investments	40% – 55%	47%	47%
Alternative strategies	10% – 35%	23%	23%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.
Risk Management
The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:
•	monitoring surplus-at-risk, which measures a plan’s risk in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of currency exposures and interest rate risk within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.
Pension and Other Employee Future Benefit Liabilities
Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.
The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.
The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the “asset ceiling”). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expenses are as follows:
Current service cost
represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.
Interest on net defined benefit asset or liability
represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate to the net defined benefit asset or liability.
Actuarial gains and losses
may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. Actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods.
Plan amendments
are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.
Settlements
occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.
Funding of Pension and Other Employee Future Benefit Plans
We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while the supplementary pension plan in the U.S. is unfunded.
Our other employee future benefit plans in Canada and the United States are either funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.
We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our “funding valuation”). An annual funding valuation is performed for our plans in Canada and the United States. The most recent funding valuation for our primary Canadian pension plan was performed as at October 31, 2021 and the most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2021.
A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Defined benefit obligation	9,716	10,493	9,866	1,220	1,290	1,254
Fair value of plan assets	10,525	10,064	9,723	166	181	175
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)
Surplus (deficit) is comprised of:
Funded or partially funded plans	939	(266)	36	40	38	46
Unfunded plans	(130)	(163)	(179)	(1,094)	(1,147)	(1,125)
Surplus (deficit) and net defined benefit asset (liability)	809	(429)	(143)	(1,054)	(1,109)	(1,079)

Pension and Other Employee Future Benefit Expenses Pension and other employee future benefit expenses are determined as follows:
(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Annual benefits expense

Current service cost	268	249	193	9	11	9
Net interest (income) expense on net defined benefit (asset) liability	7	1	(20)	30	32	37
Past service cost (income)	–	–	(5)	–	–	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	(11)	10	6
Benefits expense	280	255	173	28	53	52
Canada and Quebec pension plan expense	90	87	82	–	–	–
Defined contribution expense	160	169	170	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	530	511	425	28	53	52

Weighted-Average Assumptions

	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021		2020		2019
Defined Benefit Expenses

Discount rate at beginning of year (3)(4)	2.7%	3.0%	4.0%	2.7%		3.0%		4.1%
Rate of compensation increase	2.1%	2.1%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(2)	4.9%	(1)	4.9%	(1)
Defined Benefit Obligation
Discount rate at end of year	3.2%	2.7%	3.0%	3.3%		2.7%		3.0%
Rate of compensation increase	2.2%	2.1%	2.1%	na	(5)	2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(2)	4.8%	(1)	4.9%	(1)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.0% in 2041 and remaining at that level thereafter.
(3)	The pension benefit current service cost was calculated using a separate discount rate of 3.00%, 3.10% and 4.10% for 2021, 2020 and 2019, respectively.
(4)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.00%, 3.20% and 4.20% for 2021, 2020 and 2019, respectively.
(5)	Rate of compensation increase is na due to new flat dollar retiree plan benefit no longer being dependent on compensation.
na	– not applicable
Assumptions regarding future mortality are based on published statistics
and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2021	2020	2021	2020
Life expectancy for those currently age 65
Males	23.8	23.8	21.8	21.7
Females	24.2	24.1	23.2	23.1
Life expectancy at age 65 for those currently age 45
Males	24.8	24.7	23.0	22.9
Females	25.1	25.1	24.4	24.3

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:
(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2021	2020	2021	2020
Defined benefit obligation
Defined benefit obligation at beginning of year	10,493	9,866	1,290	1,254
Current service cost	268	249	9	11
Interest cost	269	286	34	37
Benefits paid	(525)	(516)	(50)	(48)
Employee contributions	17	17	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	11	16	(4)	14
Changes in financial assumptions	(700)	484	(89)	50
Plan member experience	29	59	39	(35)
Foreign exchange and other	(146)	32	(14)	2
Defined benefit obligation at end of year	9,716	10,493	1,220	1,290
Wholly or partially funded defined benefit obligation	9,586	10,330	126	143
Unfunded defined benefit obligation	130	163	1,094	1,147
Total defined benefit obligation	9,716	10,493	1,220	1,290
Fair value of plan assets
Fair value of plan assets at beginning of year	10,064	9,723	181	175
Interest income	262	285	4	5
Return on plan assets (excluding interest income)	542	235	(1)	6
Employer contributions	298	296	40	36
Employee contributions	17	17	5	5
Benefits paid	(525)	(516)	(50)	(48)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	(128)	29	(13)	2
Fair value of plan assets at end of year	10,525	10,064	166	181
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)	(1,054)	(1,109)
Recorded in:
Other assets	947	124	40	38
Other liabilities	(138)	(553)	(1,094)	(1,147)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	809	(429)	(1,054)	(1,109)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	542	235	(1)	6
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(11)	(16)	4	(12)
Changes in financial assumptions	700	(484)	84	(45)
Plan member experience	(29)	(59)	(45)	38
Foreign exchange and other	20	(6)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	1,222	(330)	42	(13)
Our pension and other employee future benefit plan assets are measured
at
fair
value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	144	1	145	208	–	208
Securities issued or guaranteed by:
Canadian federal government	26	41	67	17	54	71
Canadian provincial and municipal governments	191	364	555	308	404	712
U.S. federal government	297	4	301	393	7	400
Pooled funds	1,071	4,014	5,085	1,331	3,442	4,773
Derivative instruments	–	43	43	1	(16)	(15)
Corporate debt	3	1,391	1,394	2	1,363	1,365
Corporate equity	1,655	–	1,655	1,255	–	1,255
	3,387	5,858	9,245	3,515	5,254	8,769

No plan assets are directly invested in the bank’s or related parties’ securities as at October 31, 2021 and 2020. As at October 31, 2021 our primary Canadian plan indirectly held, through pooled funds, approximately $11 million ($9 million as at October 31, 2020) of our common shares and fixed income securities. The plans do not hold any property we occupy or other assets we use.
Sensitivity of Assumptions
Key weighted-average assumptions used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivities to changes in each key variable have been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities
.

	Defined benefit obligation
(Canadian $ in millions, except as noted)	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	3.2	3.3
Impact of: 1% increase ($)	(1,019)	(111)
1% decrease ($)	1,287	133
Rate of compensation increase (%)	2.2	na
Impact of: 0.25% increase ($)	47	–	(1)
0.25% decrease ($)	(46)	–	(1)
Mortality
Impact of: 1 year shorter life expectancy ($)	(179)	(29)
1 year longer life expectancy ($)	176	29
Assumed overall health care cost trend rate (%)	na	4.8	(2)
Impact of: 1% increase ($)	na	49
1% decrease ($)	na	(49)

(1)	The change in this assumption is immaterial.
(2)	Trending to 4.0% in 2041 and remaining at that level thereafter.
na – not applicable

Maturity Profile
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2021	2020

Canadian pension plans	14.5	15.4
U.S. pension plans	9.5	9.9
Canadian other employee future benefit plans	13.7	14.3
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2021	2020	2019	2021	2020	2019
Contributions to defined benefit plans	254	251	203	–	–	–
Contributions to defined contribution plans	160	169	170	–	–	–
Benefits paid directly to pensioners	44	45	53	40	36	40
	458	465	426	40	36	40
Our best estimate of the contributions and benefits
to be
paid directly to pensioners for the year ending October 31, 2022 is approximately $86 million for our defined benefit pension plans and $48
 million for our other employee future benefit plans. Benefit payments for the year ending October 31, 2022 are estimated to be $542 million.